SEGMENTED INFORMATION	6 Months Ended
Jun. 30, 2019
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION
SEGMENTED INFORMATION

a)	Operating Segments
Our operations are organized into five operating business groups in addition to our corporate and asset management activities, which collectively represent seven operating segments for internal and external reporting purposes. We measure performance primarily using funds from operations (“FFO”) generated by each operating segment and the amount of capital invested by the Corporation in each segment using common equity by segment.
Our operating segments are as follows:

i.
Asset management operations include managing our listed partnerships, private funds and public securities on behalf of our investors and ourselves. We generate contractual base management fees for these activities as well as incentive distributions and performance income, including performance fees, transaction fees and carried interest. Common equity in our asset management segment is immaterial.

ii.	Real estate operations include the ownership, operation and development of core office, core retail, LP investments and other properties.

iii.	Renewable power operations include the ownership, operation and development of hydroelectric, wind, solar, storage and other power generating facilities.

iv.	Infrastructure operations include the ownership, operation and development of utilities, transport, energy, data infrastructure and sustainable resource assets.

v.	Private equity operations include a broad range of industries, and are mostly focused on business services, infrastructure services and industrials.

vi.	Residential development operations consist of homebuilding, condominium development and land development.

vii.
Corporate activities include the investment of cash and financial assets, as well as the management of our corporate leverage, including corporate borrowings and preferred equity, which fund a portion of the capital invested in our other operations. Certain corporate costs such as technology and operations are incurred on behalf of our operating segments and allocated to each operating segment based on an internal pricing framework.

b)	Segment Financial Measures
FFO is a key measure of our financial performance and our segment measure of profit and loss. It is utilized by our Chief Operating Decision Maker in assessing operating results and the performance of our businesses on a segmented basis. We define FFO as net income excluding fair value changes, depreciation and amortization and deferred income taxes, net of non-controlling interests. When determining FFO, we include our proportionate share of the FFO from equity accounted investments on a fully diluted basis. FFO also includes realized disposition gains and losses, which are gains or losses arising from transactions during the reporting period, adjusted to include associated fair value changes and revaluation surplus recorded in prior periods, taxes payable or receivable in connection with those transactions and amounts that are recorded directly in equity, such as ownership changes.
We use FFO to assess our performance as an asset manager and as an investor in our assets. FFO from our asset management segment includes fees, net of the associated costs, that we earn from managing capital in our listed partnerships, private funds and public securities accounts. We are also eligible to earn incentive payments in the form of incentive distributions, performance fees or carried interest. As an investor in our assets, our FFO represents the company’s share of revenues less costs incurred within our operations, which include interest expenses and other costs. Specifically, it includes the impact of contracts that we enter into to generate revenues, including power sales agreements, contracts that our operating businesses enter into such as leases and take or pay contracts and sales of inventory. FFO includes the impact of changes in leverage or the cost of that financial leverage and other costs incurred to operate our business.
We use realized disposition gains and losses within FFO in order to provide additional insight regarding the performance of investments on a cumulative realized basis, including any unrealized fair value adjustments that were recorded in equity and not otherwise reflected in current period FFO, and believe it is useful to investors to better understand variances between reporting periods. We exclude depreciation and amortization from FFO as we believe that the value of most of our assets typically increases over time, provided we make the necessary maintenance expenditures, the timing and magnitude of which may differ from the amount of depreciation recorded in any given period. In addition, the depreciated cost base of our assets is reflected in the ultimate realized disposition gain or loss on disposal. As noted above, unrealized fair value changes are excluded from FFO until the period in which the asset is sold. We also exclude deferred income taxes from FFO because the vast majority of the company’s deferred income tax assets and liabilities are a result of the revaluation of our assets under IFRS.
Our definition of FFO may differ from the definition used by other organizations, as well as the definition of FFO used by the Real Property Association of Canada (“REALPAC”) and the National Association of Real Estate Investment Trusts, Inc. (“NAREIT”), in part because the NAREIT definition is based on U.S. GAAP, as opposed to IFRS. The key differences between our definition of FFO and the determination of FFO by REALPAC and/or NAREIT are that we include the following: realized disposition gains or losses and cash taxes payable or receivable on those gains or losses, if any; foreign exchange gains or losses on monetary items not forming part of our net investment in foreign operations; and foreign exchange gains or losses on the sale of an investment in a foreign operation. We do not use FFO as a measure of cash generated from our operations.
We illustrate how we derive FFO for each operating segment and reconcile total FFO to net income in Note 3(c)(v) of the consolidated financial statements.
Segment Balance Sheet Information
We use common equity by segment as our measure of segment assets when reviewing our deconsolidated balance sheet because it is utilized by our Chief Operating Decision Maker for capital allocation decisions.
Segment Allocation and Measurement
Segment measures include amounts earned from consolidated entities that are eliminated on consolidation. The principal adjustment is to include asset management revenues charged to consolidated entities as revenues within the company’s Asset Management segment with the corresponding expense recorded as corporate costs within the relevant segment. These amounts are based on the in-place terms of the asset management contracts between the consolidated entities. Inter-segment revenues are determined under terms that approximate market value.
The company allocates the costs of shared functions that would otherwise be included within its Corporate Activities segment, such as information technology and internal audit, pursuant to formal policies.

c)	Reportable Segment Measures

AS AT AND FOR THE THREE MONTHS ENDED JUN. 30, 2019 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Segments	Note
External revenues	$61	$2,560	$1,028	$1,806	$10,738	$594	$137	$16,924
Inter-segment revenues	549	9	4	—	107	—	(15)	654	i
Segmented revenues	610	2,569	1,032	1,806	10,845	594	122	17,578
FFO from equity accounted investments	—	241	11	271	85	13	3	624	ii
Interest expense	—	(884)	(240)	(250)	(372)	(12)	(86)	(1,844)	iii
Current income taxes	—	(45)	(15)	(64)	(94)	(2)	(12)	(232)	iv
Funds from operations	400	316	69	62	326	18	(83)	1,108	v
Common equity	328	17,453	5,072	2,678	4,743	2,695	(6,310)	26,659
Equity accounted investments	—	23,203	701	8,269	2,745	426	74	35,418
Additions to non-current assets[1]	—	1,925	199	594	17,505	13	7	20,243

1.
Includes equity accounted investments, investment properties, property, plant and equipment, sustainable resources, intangible assets and goodwill. Excludes non-current assets recognized on adoption of IFRS 16.

AS AT DEC. 31, 2018 AND FOR THE THREE MONTHS ENDED JUN. 30, 2018 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Segments	Note
External revenues	$18	$1,794	$898	$1,144	$8,678	$686	$58	$13,276
Inter-segment revenues	362	9	3	—	126	—	(11)	489	i
Segmented revenues	380	1,803	901	1,144	8,804	686	47	13,765
FFO from equity accounted investments	—	218	8	193	201	2	3	625	ii
Interest expense	—	(544)	(218)	(133)	(84)	(14)	(80)	(1,073)	iii
Current income taxes	—	(1)	(9)	(47)	(52)	(9)	(18)	(136)	iv
Funds from operations	241	206	66	86	282	14	(105)	790	v
Common equity	328	17,423	5,302	2,887	4,279	2,606	(7,178)	25,647
Equity accounted investments	—	22,949	685	7,636	1,943	395	39	33,647
Additions to non-current assets[1]	—	2,951	3,214	1,514	679	33	24	8,415

1.	Includes equity accounted investments, investment properties, property, plant and equipment, sustainable resources, intangible assets and goodwill.

FOR THE SIX MONTHS ENDED JUN. 30 , 2019 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Segments	Note
External revenues	$107	$5,150	$2,060	$3,537	$19,882	$1,033	$363	$32,132
Inter-segment revenues	1,022	20	15	—	201	—	(23)	1,235	i
Segmented revenues	1,129	5,170	2,075	3,537	20,083	1,033	340	33,367
FFO from equity accounted investments	—	515	23	502	152	17	10	1,219	ii
Interest expense	—	(1,764)	(466)	(469)	(579)	(25)	(173)	(3,476)	iii
Current income taxes	—	(61)	(41)	(129)	(124)	(5)	(59)	(419)	iv
Funds from operations	723	566	223	256	501	(4)	(106)	2,159	v
Additions to non-current assets[1]	—	3,655	266	4,314	17,734	30	13	26,012

1.
Includes equity accounted investments, investment properties, property, plant and equipment, sustainable resources, intangible assets and goodwill. Excludes non-current assets recognized on adoption of IFRS 16.

FOR THE SIX MONTHS ENDED JUN. 30, 2018 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Segments	Note
External revenues	$81	$3,670	$1,837	$2,257	$16,793	$1,145	$124	$25,907
Inter-segment revenues	798	18	6	3	231	—	(24)	1,032	i
Segmented revenues	879	3,688	1,843	2,260	17,024	1,145	100	26,939
FFO from equity accounted investments	—	446	20	432	341	7	—	1,246	ii
Interest expense	—	(1,074)	(447)	(255)	(151)	(31)	(158)	(2,116)	iii
Current income taxes	—	(7)	(16)	(219)	(80)	(13)	(28)	(363)	iv
Funds from operations	604	645	166	427	336	(19)	(199)	1,960	v
Additions to non-current assets[1]	—	6,024	3,484	1,756	803	109	179	12,355

1.	Includes equity accounted investments, investment properties, property, plant and equipment, sustainable resources, intangible assets and goodwill.
i.Inter-Segment Revenues
For the three months ended June 30, 2019, the adjustment to external revenues when determining segmented revenues consists of asset management revenues earned from consolidated entities totaling $549 million (2018 – $362 million), revenues earned on construction projects between consolidated entities totaling $102 million (2018 – $122 million), and interest income and other revenues totaling $3 million (2018 – $5 million), which were eliminated on consolidation to arrive at the company’s consolidated revenues.
For the six months ended June 30, 2019, the adjustment to external revenues when determining segmented revenues consists of asset management revenues earned from consolidated entities totaling $1.0 billion (2018 – $798 million), revenues earned on construction projects between consolidated entities totaling $193 million (2018 – $224 million), and interest income and other revenues totaling $20 million (2018 – $10 million), which were eliminated on consolidation to arrive at the company’s consolidated revenues.

ii.	FFO from Equity Accounted Investments
The company determines FFO from its equity accounted investments by applying the same methodology utilized in adjusting net income of consolidated entities. The following table reconciles the company’s consolidated equity accounted income to FFO from equity accounted investments:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	2019	2018	2019	2018
Consolidated equity accounted income	$1,003	$342	$1,347	$630
Non-FFO items from equity accounted investments[1]	(379)	283	(128)	616
FFO from equity accounted investments	$624	$625	$1,219	$1,246

1.
Adjustment to back out non-FFO expenses (income) that are included in consolidated equity accounted income including depreciation and amortization, deferred taxes and fair value changes from equity accounted investments.

iii.	Interest Expense
For the three months ended June 30, 2019, the adjustment to interest expense consists of interest on loans between consolidated entities totaling $11 million (2018 – $7 million) that is eliminated on consolidation, along with the associated revenue.
For the six months ended June 30, 2019, the adjustment to interest expense consists of interest on loans between consolidated entities totaling $27 million (2018 – $13 million) that is eliminated on consolidation, along with the associated revenue.

iv.	Current Income Taxes
Current income taxes are included in FFO but are aggregated with deferred income taxes in income tax expense on the company’s Consolidated Statements of Operations. The following table reconciles consolidated income taxes to current income taxes by segment:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	2019	2018	2019	2018
Current tax expense	$(232)	$(136)	$(419)	$(363)
Deferred income tax expense	(7)	(203)	(56)	(129)
Income tax expense	$(239)	$(339)	$(475)	$(492)

v.	Reconciliation of Net Income to Total FFO
The following table reconciles net income to total FFO:

		Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	Note	2019	2018	2019	2018
Net income		$704	$1,664	$1,960	$3,519
Realized disposition gains in fair value changes or equity	vi	7	95	239	515
Non-controlling interests in FFO		(1,863)	(1,294)	(3,465)	(2,756)
Financial statement components not included in FFO
Equity accounted fair value changes and other non-FFO items		(379)	283	(128)	616
Fair value changes		1,398	(833)	1,229	(1,405)
Depreciation and amortization		1,234	672	2,268	1,342
Deferred income taxes		7	203	56	129
Total FFO		$1,108	$790	$2,159	$1,960

vi.	Realized Disposition Gains
Realized disposition gains include gains and losses recorded in net income arising from transactions during the current period, adjusted to include fair value changes and revaluation surplus recorded in prior periods in connection with the assets sold. Realized disposition gains also include amounts that are recorded directly in equity as changes in ownership, as opposed to net income, because they result from a change in ownership of a consolidated entity.
The realized disposition gains recorded in fair value changes, revaluation surplus or directly in equity were $7 million for the three months ended June 30, 2019 (2018 – $95 million), of which $11 million loss relates to prior periods (2018 – $nil), $nil has been recorded directly in equity as changes in ownership (2018 – $89 million) and $18 million has been recorded in fair value changes (2018 – $6 million).
The realized disposition gains recorded in fair value changes, revaluation surplus or directly in equity were $239 million for the six months ended June 30, 2019 (2018 – $515 million), of which $58 million relates to prior periods (2018 – $401 million), $163 million has been recorded directly in equity as changes in ownership (2018 – $89 million) and $18 million has been recorded in fair value changes (2018 – $25 million).
d)    Geographic Allocation
The company’s revenues by location of operations are as follows:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	2019	2018	2019	2018
United States	$4,228	$2,130	$7,731	$4,094
Canada	1,393	1,596	3,229	3,264
United Kingdom	5,553	6,008	10,868	11,397
Other Europe	1,518	536	2,660	994
Australia	1,423	1,069	2,471	2,129
Brazil	1,020	944	1,946	2,127
Asia	702	286	1,221	563
Colombia	499	346	1,000	614
Other	588	361	1,006	725
	$16,924	$13,276	$32,132	$25,907

The company’s consolidated assets by location are as follows:

AS AT JUN. 30, 2019 AND DEC. 31, 2018 (MILLIONS)	2019	2018
United States	$135,379	$128,808
Canada	29,014	27,850
United Kingdom	24,619	23,093
Brazil	24,321	22,539
Other Europe	18,838	13,250
Australia	18,239	13,309
Asia	15,583	10,479
Colombia	10,139	9,862
Other	10,204	7,091
	$286,336	$256,281